STOCK AND STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2021
STOCK AND STOCK OPTION PLANS
Stock And Stock Option Plans

NOTE 7. - STOCK AND STOCK OPTION PLANS

Preferred Stock - The Company’s certificate of incorporation authorizes its Board to issue up to 1,000,000 shares of preferred stock. The stock is issuable in series that may vary as to certain rights and preferences, as determined upon issuance, and has a par value of $0.01 per share. As of December 31, 2021, and 2020, there were no preferred shares issued or outstanding.

2005 Plan - The Company’s Board and stockholders approved a stock option plan adopted in 2005, which has authority to grant options to purchase up to an aggregate of 13,200 common shares at December 31, 2021 and 2020.

2009 Plan - During 2009, the Company’s Board approved the 2009 stock option plan, which grants options to purchase up to an aggregate of 48,894 common shares at December 31, 2021 and 2020. Options issued to date are nonqualified since the Company has decided not to seek stockholder approval of the 2009 Plan. There are 0 shares available for grant at December 31, 2021.

2019 Plan - During 2019, the Company’s Board approved the 2019 stock option plan, which grants options to purchase up to an aggregate of 20,000 common shares of which 1,687 common shares are available for grant at December 31, 2021. Options issued to date are nonqualified since the Company has decided not to seek stockholder approval of the 2019 Plan.

2020 Plan - During 2020, the Company’s Board approved the 2020 stock option plan, which grants options to purchase up to an aggregate of 20,000 common shares of which 734 common shares are available for grant at December 31, 2021. Options issued to date are nonqualified since the Company has decided not to seek stockholder approval of the 2020 Plan.